CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS)	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value	0.6	0.6
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	10,142,762	10,142,762
Ordinary shares, shares outstanding	10,142,762	10,142,762